Directors' and Other Senior Management's Remuneration - Additional Information (Detail) - Other senior management [member] - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 1,000,000	¥ 400,000	¥ 1,500,000
Top of range [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 1,050,000	¥ 900,000	¥ 2,000,000